Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
5 .	Prepayments and Other Current Assets
The following is a summary of prepayments and other current assets:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deposits	3,542	3,509
Prepaid service fees	8,784	5,234
Prepaid promotional expenses	381	3,971
Staff advances	292	141
Receivables from third-party online payment platform	1,553	1,511
Deductible Value Added Tax (“VAT”)	1,893	1,283
Others	2,329	3,722

Total	18,774	19,371